Commitments And Contingent Liabilities (Future Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
2012	$ 36,521
2013	25,310
2014	19,496
2015	12,564
2016	7,480
2017 and thereafter	14,913
Future minimum lease commitments, total	$ 116,284